Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost, Beginning balance		$ 5,657	$ 5,754
Cost, Ending balance		5,574	5,657
Additions		3,465	866
Disposals		(3,548)	(963)
Accumulated depreciation:
Accumulated depreciation, Beginning balance		3,904	3,439
Accumulated depreciation, Ending balance		2,927	3,904
Additions		1,212	1,214
Disposals		(2,189)	(749)
Net Book Value:
Net Book Value		2,647	1,753
Computers and electronic equipment [Member]
Cost:
Cost, Beginning balance		3,509	3,693
Cost, Ending balance		3,417	3,509
Additions		1,997	435
Disposals		(2,089)	(619)
Accumulated depreciation:
Accumulated depreciation, Beginning balance		2,450	2,232
Accumulated depreciation, Ending balance		1,365	2,450
Additions		671	793
Disposals		(1,756)	(575)
Net Book Value:
Net Book Value		2,052	1,059
Furniture and equipment [Member]
Cost:
Cost, Beginning balance		445	451
Cost, Ending balance		300	445
Additions		24
Disposals		(169)	(6)
Accumulated depreciation:
Accumulated depreciation, Beginning balance		246	186
Accumulated depreciation, Ending balance		206	246
Additions		60	62
Disposals		(100)	(2)
Net Book Value:
Net Book Value		94	199
Vehicles [Member]
Cost:
Cost, Beginning balance		115	148
Cost, Ending balance		115	115
Additions		57	115
Disposals		(57)	(148)
Accumulated depreciation:
Accumulated depreciation, Beginning balance		4	62
Accumulated depreciation, Ending balance		21	4
Additions		23	8
Disposals		(6)	(66)
Net Book Value:
Net Book Value		94	111
Leasehold Improvements [Member]
Cost:
Cost, Beginning balance		61	210
Cost, Ending balance		53	61
Additions		43
Disposals		(51)	(149)
Accumulated depreciation:
Accumulated depreciation, Beginning balance		57	95
Accumulated depreciation, Ending balance		30	57
Additions		4	27
Disposals		(31)	(65)
Net Book Value:
Net Book Value		23	4
Right of use assets [Member]
Cost:
Cost, Beginning balance	[1]	1,527	1,252
Cost, Ending balance		1,689	1,527	[1]
Additions		1,344	316	[1]
Disposals		(1,182)	(41)	[1]
Accumulated depreciation:
Accumulated depreciation, Beginning balance	[1]	1,147	864
Accumulated depreciation, Ending balance		1,305	1,147	[1]
Additions		454	324	[1]
Disposals		(296)	(41)	[1]
Net Book Value:
Net Book Value		$ 384	$ 380	[1]

[1]	See also Note 14 – Leases